STOCK BASED COMPENSATION (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of options outstanding
Number of options outstanding, begining balance	$ 6,939,178	$ 5,901,678	$ 5,901,678	$ 752,062
Granted	2,825,000		1,325,000	6,405,314
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Exercised, converted
Forfeited	(145,834)		(287,500)	(1,225,699)
Number of options outstanding, ending balance	9,618,344		6,939,178	5,901,678
Number of options exercisable at end of period	5,778,236		3,507,661	1,541,660
Number of options available for grant at end of period	3,840,108		1,060,822	2,098,323
Weighted average option prices per share
Weighted average option, prices per share	$ 0.30			$ 0.38
Granted during the period	0.35		$ 0.61	0.38
Exercised during the period	0
Terminated during the period	0.60		0.38	0.13
Outstanding at end of the period	0.40		0.45	0.38
Exercisable at end of period	$ 0.40		$ 0.39	$ 0.38